COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Jun. 30, 2021 - Purchase Commitment [Member]	CNY (¥)	USD ($)
Other Commitment, Fiscal Year Maturity [Abstract]
2022	¥ 8,099,019	$ 1,254,135
2023	300,000	46,455
2024	300,000	46,455
2025	300,000	46,455
2026	150,000	23,228
Thereafter	0	0
Total minimum payments required	¥ 9,149,019	$ 1,416,728